Summary of Business and Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012 Segment	Sep. 30, 2011	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009	May 14, 2008
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Initial public offering									14
Market segments				3		3
Interest cost, capitalized	$ 1,400,000		$ 1,500,000	$ 3,200,000	$ 2,900,000	$ 3,700,000	$ 1,300,000
Goodwill impairment charge		10,551,000				10,551,000
Trade accounts receivable - unaffiliated customers		113,200,000				113,200,000	87,200,000
Allowance for doubtful accounts		900,000				900,000	800,000
Bad debt expenses						200,000	200,000	400,000
Restricted cash	2,972,000	3,560,000		2,972,000		3,560,000	27,399,000
Alternative fuel mixtures tax credits								238,900,000
Alternative fuel mixture tax credit, claims pending								10,000,000
Intangibles and other assets | Asset retirement obligation
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restricted cash	800,000	800,000		800,000		800,000
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Planned maintenance costs						$ 500,000